Investment Portfolioas of September 30, 2022 (Unaudited)
DWS International Growth VIP
	Shares	Value ($)

Common Stocks 96.4%
Brazil 0.6%
Pagseguro Digital Ltd. "A"* (Cost $261,752)	8,599	113,765
Canada 9.3%
Agnico Eagle Mines Ltd.	3,550	149,982
Alimentation Couche-Tard, Inc.	7,354	296,055
Brookfield Asset Management, Inc. "A"	20,056	820,476
Canadian National Railway Co.	3,801	410,492
Nuvei Corp. 144A*	1,023	27,646
(Cost $1,242,270)		1,704,651
China 4.6%
Alibaba Group Holding Ltd. (ADR)*	1,932	154,541
ANTA Sports Products Ltd.	6,800	71,574
Dada Nexus Ltd. (ADR)*	635	3,004
JD.com, Inc. "A"	295	7,426
Minth Group Ltd.	22,870	50,068
Ping An Insurance Group Co. of China Ltd. "H"	55,000	270,643
Tencent Holdings Ltd.	8,300	280,820
(Cost $1,181,486)		838,076
France 12.5%
Airbus SE	1,760	150,652
Capgemini SE	1,744	279,551
Cie de Saint-Gobain	3,081	110,500
LVMH Moet Hennessy Louis Vuitton SE	690	404,359
Orpea SA* (a)	1,669	18,187
Schneider Electric SE	1,385	156,553
Teleperformance	1,445	365,441
TotalEnergies SE	10,041	471,173
Vinci SA	4,168	337,365
(Cost $2,469,631)		2,293,781
Germany 12.5%
adidas AG	580	66,605
Allianz SE (Registered)	2,062	323,107
Auto1 Group SE 144A*	3,181	19,799
BASF SE	1,310	50,184
Brenntag SE	2,428	147,099
Deutsche Boerse AG	3,478	570,548
Deutsche Post AG (Registered)	4,962	148,444
Deutsche Telekom AG (Registered)	9,500	161,756
Evonik Industries AG	9,898	165,848
Evotec SE*	6,090	106,069
KION Group AG	515	9,869
SAP SE	2,643	215,427
Siemens Healthineers AG 144A	2,160	92,707
TeamViewer AG 144A*	10,437	80,579

Wacker Chemie AG	865	89,515
Zalando SE 144A*	1,700	33,312
(Cost $3,618,171)		2,280,868
Hong Kong 1.4%
Techtronic Industries Co., Ltd. (Cost $216,384)	26,097	248,864
Ireland 4.2%
Experian PLC	10,717	315,017
ICON PLC* (b)	993	182,494
Kerry Group PLC "A"	3,086	274,637
(Cost $755,757)		772,148
Israel 0.3%
Kornit Digital Ltd.* (b) (Cost $239,759)	2,234	59,447
Japan 8.7%
Daikin Industries Ltd.	2,500	384,522
Fast Retailing Co., Ltd.	330	174,416
Hoya Corp.	2,800	268,042
Keyence Corp.	900	297,421
Lasertec Corp.	600	61,075
MISUMI Group, Inc.	6,011	129,198
Shimadzu Corp.	6,600	173,037
Shiseido Co., Ltd.	3,100	109,238
(Cost $1,589,622)		1,596,949
Korea 1.2%
Samsung Electronics Co., Ltd. (Cost $262,946)	5,942	219,377
Luxembourg 0.7%
Eurofins Scientific SE (Cost $120,780)	2,004	118,877
Netherlands 7.0%
Adyen NV 144A*	90	112,236
ASML Holding NV	801	336,448
ING Groep NV	24,950	214,132
Koninklijke DSM NV	1,842	209,644
NXP Semiconductors NV (b)	1,000	147,510
Prosus NV	2,066	107,713
Universal Music Group NV	7,981	149,738
(Cost $1,603,099)		1,277,421
Norway 0.3%
Mowi ASA (Cost $110,025)	4,800	60,663
Singapore 3.6%
DBS Group Holdings Ltd. (Cost $547,652)	28,500	661,072
Sweden 1.9%
Assa Abloy AB "B"	6,090	114,595
Hexagon AB "B"	13,100	122,517
Spotify Technology SA* (c)	1,352	116,678
(Cost $525,637)		353,790

Switzerland 9.6%
Alcon, Inc.	2,160	125,703
Lonza Group AG (Registered)	1,220	594,202
Nestle SA (Registered)	5,419	584,102
Roche Holding AG (Genusschein)	1,187	386,517
Sportradar Holding AG "A"* (a) (b)	6,100	53,680
Zur Rose Group AG*	628	18,521
(Cost $1,665,315)		1,762,725
Taiwan 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $274,547)	27,000	358,712
United Kingdom 3.6%
Clarivate PLC* (c)	7,670	72,021
Farfetch Ltd. "A"* (a) (c)	4,164	31,022
Halma PLC	6,001	135,219
Rentokil Initial PLC (a)	76,200	404,514
VTEX "A"* (a) (c)	3,204	11,855
(Cost $979,877)		654,631
United States 9.0%
Activision Blizzard, Inc.	1,560	115,970
EPAM Systems, Inc.*	1,050	380,300
Marsh & McLennan Companies, Inc.	2,434	363,372
Mastercard, Inc. "A"	666	189,371
NVIDIA Corp.	1,224	148,581
Schlumberger NV	5,850	210,015
Thermo Fisher Scientific, Inc.	460	233,307
(Cost $980,722)		1,640,916
Uruguay 3.4%
Globant SA*	2,800	523,824
MercadoLibre, Inc.*	106	87,745
(Cost $487,070)		611,569
Total Common Stocks (Cost $19,132,502)		17,628,302

Preferred Stocks 1.1%
Germany
Sartorius AG (Cost $214,661)	600	207,553

Securities Lending Collateral 3.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (d) (e) (Cost $547,417)	547,417	547,417

Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 2.84% (d) (Cost $372,259)	372,259	372,259

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $20,266,839)	102.5	18,755,531
Other Assets and Liabilities, Net	(2.5)	(460,785)
Net Assets	100.0	18,294,746
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2022	Value ($) at 9/30/2022
Securities Lending Collateral 3.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (d) (e)
631,412	—	83,995 (f)	—	—	1,347	—	547,417	547,417
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 2.84% (d)
236,102	10,077,667	9,941,510	—	—	4,094	—	372,259	372,259
867,514	10,077,667	10,025,505	—	—	5,441	—	919,676	919,676

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2022 amounted to $513,451, which is 2.8% of net assets.

(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
At September 30, 2022 the DWS International Growth VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)
Information Technology	3,922,596	22%
Industrials	3,564,593	20%
Financials	3,223,350	18%
Health Care	2,333,658	13%
Consumer Staples	1,343,216	7%
Consumer Discretionary	1,265,264	7%
Communication Services	836,817	5%
Energy	681,188	4%
Materials	665,173	4%
Total	17,835,855	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$113,765	$—	$—	$113,765
Canada	1,704,651	—	—	1,704,651
China	157,545	680,531	—	838,076
France	—	2,293,781	—	2,293,781
Germany	—	2,280,868	—	2,280,868
Hong Kong	—	248,864	—	248,864
Ireland	182,494	589,654	—	772,148
Israel	59,447	—	—	59,447
Japan	—	1,596,949	—	1,596,949
Korea	—	219,377	—	219,377
Luxembourg	—	118,877	—	118,877
Netherlands	147,510	1,129,911	—	1,277,421
Norway	—	60,663	—	60,663
Singapore	—	661,072	—	661,072
Sweden	116,678	237,112	—	353,790
Switzerland	53,680	1,709,045	—	1,762,725
Taiwan	—	358,712	—	358,712
United Kingdom	114,898	539,733	—	654,631
United States	1,640,916	—	—	1,640,916
Uruguay	611,569	—	—	611,569
Preferred Stocks	—	207,553	—	207,553
Short-Term Investments (a)	919,676	—	—	919,676
Total	$5,822,829	$12,932,702	$—	$18,755,531

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2IG-PH3
R-080548-1 (1/23)